SCHEDULE OF DEPRECIATION AND AMORTIZATION IN OPERATING EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	$ 34,121	$ 95,676	$ 429,139	$ 323,407
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	30,017	41,321	141,309	190,747
Revenue Earning Devices [Member]
Property, Plant and Equipment [Line Items]
Total Depreciation and Amortization included in operating expenses	$ 4,104	$ 54,355	$ 287,830	$ 132,660